UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 03/31/06

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-10333

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

 /s/ Pamela K. Hagenah
--------------------------------------------------------------------------------
    Pamela K. Hagenah         Menlo Park, California           May 11, 2006
    [Signature]                   [City, State]                 [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                   -0-
                                        ------------------------------

Form 13F Information Table Total:                     29
                                        ------------------------------

Form 13F Information Table Value Total:             $409,666
                                        ------------------------------
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

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

                              TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
---------------------      ----------     ---------- ----------  --------   ---- ----- -------- --------   -----   -------   ----
AIRSPAN NETWORKS INC.         COMM STK     00950H102      8,775  1,300,000   SH          SOLE              1,300,000   0       0
APPLE COMPUTER                COMM STK     037833100     21,952    350,000   SH          SOLE                350,000   0       0
ALVARION LTD.                 SHS          M0861T100      9,000  1,000,000   SH          SOLE              1,000,000   0       0
COMBINATORX INC               COMM STK     20010A103      8,323    700,000   SH          SOLE                700,000   0       0
CONOR MEDSYSTEMS INC.         COMM STK     208264101     17,640    600,000   SH          SOLE                600,000   0       0
EBAY                          COMM STK     278642103     16,770    430,000   SH          SOLE                430,000   0       0
GENESIS MICROCHIP INC DEL     COMM STK     37184C103     15,932    935,000   SH          SOLE                935,000   0       0
GENOMIC HEALTH INC            COMM STK     37244C101      8,290    799,400   SH          SOLE                799,400   0       0
GOOGLE INC                    COMM STK     38259P508     35,100     90,000   SH          SOLE                 90,000   0       0
GREENFIELD ONLINE INC.        COMM STK     395150105      7,787  1,300,000   SH          SOLE              1,300,000   0       0
GUIDANT CORP                  COMM STK     401698105     14,831    190,000   SH          SOLE                190,000   0       0
IKANOS COMMUNICATIONS INC.    COMM STK     45173E105     12,812    650,000   SH          SOLE                650,000   0       0
IMMUNICON CORP                COMM STK     45260A107      4,030  1,000,000   SH          SOLE              1,000,000   0       0
JUPITERMEDIA CORP             COMM STK     48207D101     17,980  1,000,000   SH          SOLE              1,000,000   0       0
MAXIM INTEGRATED PRODS INC    COMM STK     57772K101     18,575    500,000   SH          SOLE                500,000   0       0
NEUSTAR, INC.                 CL A         64126X201      6,200    200,000   SH          SOLE                200,000   0       0
NUVASIVE INC.                 COMM STK     670704105      7,046    373,814   SH          SOLE                373,814   0       0
OPENWAVE SYSTEMS INC.         COMM STK     683718308     30,212  1,400,000   SH          SOLE              1,400,000   0       0
PFIZER INC                    COMM STK     717081103      9,968    400,000   SH          SOLE                400,000   0       0
PHARMACYCLICS                 COMM STK     716933106      2,001    435,000   SH          SOLE                435,000   0       0
POWERDSINE LTD.               COMM STK     M41415106      7,728  1,120,000   SH          SOLE              1,120,000   0       0
PROTALEX INC.                 COMM STK     99DT999A6      3,563  1,250,000   SH          SOLE              1,250,000   0       0
RESEARCH IN MOTION LTD        COMM STK     760975102     25,464    300,000   SH          SOLE                300,000   0       0
SIRF TECHNOLOGY HOLDINGS INC. COMM STK     82967H101     21,276    600,000   SH          SOLE                600,000   0       0
SONICWALL INC                 COMM STK     835470105     10,990  1,550,000   SH          SOLE              1,550,000   0       0
TRAFFIC COM INC               COMM STK     892717109      2,229    267,000   SH          SOLE                267,000   0       0
VERISIGN INC.                 COMM STK     92343E102     26,389  1,100,000   SH          SOLE              1,100,000   0       0
WEBEX COMMUNICATIONS INC.     COMM STK     94767L109     28,620    850,000   SH          SOLE                850,000   0       0
XILINX INC                    COMM STK     983919101     10,184    400,000   SH          SOLE                400,000   0       0

GRAND TOTAL                                            $409,666


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